ACCRUED EXPENSES AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2023
Accrued Liabilities and Other Liabilities [Abstract]
ACCRUED EXPENSES AND OTHER LIABILITIES
NOTE 8:	ACCRUED EXPENSES AND OTHER LIABILITIES

	December 31,
	2023	2022
Accrued management services	$86	$86
Professional services	207	202
Other accrued expenses	192	181

	$485	$469